Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income	$ 649	$ 266	$ 10,412	$ 1,961	$ 1,621
Other comprehensive income Investments available-for-sale:
Reclassification adjustment for losses			228	0	0
Related income tax benefit			(90)	0	0
Unrealized holding (losses) gains	48	3	(262)	(27)	2
Related income tax benefit (expense)	(19)	(1)	104	10	(1)
Comprehensive income	$ 678	$ 268	$ 10,392	$ 1,944	$ 1,622